Selling, General and Administrative Expenses (Summary of Selling, General and Administrative Expenses) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Selling, General and Administrative Expense [Abstract]
Personnel expenses	¥ 84,628	¥ 76,296	¥ 238,728	¥ 220,758
Selling expenses	22,900	20,616	64,151	52,825
Administrative expenses	34,592	33,400	102,845	98,174
Depreciation of office facilities	2,213	2,328	6,563	6,767
Total	¥ 144,333	¥ 132,640	¥ 412,287	¥ 378,524